Revenue and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2021
Revenue and segmental reporting [Abstract]
Revenue and segmental reporting
Revenue recognized during 2021, 2020 & 2019 arose primarily from collaboration agreements with GlaxoSmithKline Intellectual Property Development Ltd (“GSK”), Eli Lilly and Company (“Eli Lilly”) and Genentech, Inc. (“Genentech”). The revenue figures for GSK and Genentech in the table below each represented more than 10% of the Group’s revenue in the year ended December 31, 2021.

	2021	2020	2019
Collaboration revenue	£’000	£’000	£’000
GlaxoSmithKline	6,083	6,356	5,753
Eli Lilly	—	3,522	819
Genentech	17,427	20,236	19,097
Total collaboration revenue	23,510	30,114	25,669
Pre-product revenue	3,010	—	—
Total revenue	26,520	30,114	25,669

Revenue is presented by region in the table below based on the location of the customer.

United Kingdom	6,083	6,356	5,753
United States	17,427	23,758	19,916
Europe	3,010	—	—
Total revenue	26,520	30,114	25,669

Deferred revenue
	2021	2020
	£’000	£’000
Current deferred revenue	24,450	27,118
Non-current deferred revenue	6,408	24,868
	30,858	51,986